Impairment Losses - Summary of Impairment Losses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Abstract]
Intangible assets	$ 1,567	$ 5,296	$ 142,609
Capital assets	665	7,070	5,689
Right-of-use assets	18,627
Option to purchase equipment			653
Investment in an associate			1,182
Deferred revenue			(181)
Impairment loss	$ 20,859	$ 12,366	$ 149,952